Reserve (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jun. 30, 2023 USD ($)
Reserve (Details) [Line Items]
Percentage of legal reserve	10.00%
Percentage of share capital	20.00%
Percentage of exceed share capital	20.00%
Legal reserve	€ 857	€ 857
Other reserves	1,411,846	383,268
Legal Reserves [Member]
Reserve (Details) [Line Items]
Reserve | $			$ 1,411,846
Other reserves [member]
Reserve (Details) [Line Items]
Reserve		383,268
Other reserves	€ 1,410,989	€ 382,411